Other reserves (Tables)	12 Months Ended
Oct. 31, 2019
Other reserves [Abstract]
Other reserves
		Capital redemption reserve	Merger reserve	Hedging reserve	Total
	Note	$m	$m	$m	$m
As at May 1, 2016		163.4	988.1	-	1,151.5
Reallocation of merger reserve		-	(650.0)	-	(650.0)
As at April 30, 2017		163.4	338.1	-	501.5

Return of Value - share consolidation	29	2.9	-	-	2.9
Return of Value - issue and redemption of B shares	29	500.0	(343.3)	-	156.7
Hedge accounting[1]	27	-	-	86.4	86.4
Current tax movement on hedging[1]		-	-	(16.4)	(16.4)
Acquisition of the HPE Software business[2]	38	-	6,485.4	-	6,485.4
Reallocation of merger reserve [3]		-	(2,755.8)	-	(2,755.8)
As at October 31, 2018		666.3	3,724.4	70.0	4,460.7

As at November 1, 2018		666.3	3,724.4	70.0	4,460.7
Return of Value - share consolidation	29	18.7	-	-	18.7
Return of Value - issue and redemption of B shares	29	1,800.0	(1,800.0)	-	-
Hedge accounting[1]	27	-	-	(122.9)	(122.9)
Current tax movement on hedging[1]		-	-	23.3	23.3
Reallocation of merger reserve [3]		-	(184.6)	-	(184.6)
As at October 31, 2019		2,485.0	1,739.8	(29.6)	4,195.2

[1] Hedging reserve
A debit of $99.6m was recognized in the hedging reserve in relation to hedging transactions entered into in the 12 months ended October 31, 2019 (18 months ended October 31, 2018: $70.0m credit).

[2] Acquisition of HPE Software
On September 1, 2017, the acquisition of the HPE Software business was completed (note 38). As a result of this a merger reserve was created of $6,485.4m. The acquisition was structured by way of equity consideration; this transaction fell within the provisions of section 612 of the Companies Act 2006 (merger relief) such that no share premium was recorded in respect of the shares issued. The Parent Company chose to record its investment in the HPE Software business at fair value and therefore recorded a merger reserve equal to the value of the share premium which would have been recorded had section 612 of the Companies Act 2006 not been applicable (i.e. equal to the difference between the fair value of the HPE Software business and the aggregate nominal value of the shares issued).

[3] Reallocation of merger reserve
In the 12 months ended October 31, 2019, an amount of $184.6m was transferred from the merger reserve to retained earnings. The merger reserve is an unrealized profit until it can be realized by the settlement of the intercompany loan by qualifying consideration. In the 18 months ended October 31, 2018, it was disclosed that $2,755.8m of the merger reserve would be settled in the period. However, as at October 31, 2019, only $2,540.4m of the balance was settled as the balance of $215.4m was not required for any Returns of Value to shareholders. However, the remaining $215.4m and an additional $184.6m is expected to be settled in qualifying consideration during the year ended October 31, 2020 (18 months ended October 31, 2018: $2,540.4m) and as such an equivalent proportion of the merger reserve is considered realized, in accordance with section 3.11(d) of Tech 02/17 and therefore has been transferred to retained earnings. An amount of $650.0m was transferred from the merger reserve to retained earnings in the 12 months ended April 30, 2017.